Loan Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Yingxi Industrial Chain Group Co Ltd [Member]
Loan Payable

NOTE 7 – LOAN PAYABLE

The components of our long-term debt including the current portion, and the associated interest rates, were as follows as of June 30, 2017 and December 31, 2016:

	June 30, 2017	December 31, 2016

Loan payable with no interest and 3 years maturity	$1,475,000	$-
Loan payable with no interest and 1 year maturity	2,655,000	-
	4,130,000	-
Current portion of loans payable	2,655,000	-
Long-term loans payable	$1,475,000	$-

During the six months ended June 30, 2017 and 2016, the Company borrowed $4,130,000 and $0, and repaid $0 and 183,720, respectively.

Interest expenses for the six months ended June 30, 2017 and 2016 amounted to $0 and $2,701, respectively.

NOTE 7 – LOAN PAYABLE

As of December 31, 2016, and 2015, the Company had loan payable of $0 and $184,800, respectively. The term is from December 24, 2013 to December 23, 2018 and the interest rate is 6.4125% per annum. During the year ended December 31, 2016 and 2015, the Company repaid $180,600 and $81,220, respectively. The Company fully paid back all the loan in March 2016. The difference between the loan payable as of December 31, 2015 and the loan repayment in 2016 was recorded as exchange difference.

Interest expenses for the years ended December 31, 2016 and 2015 amounted to $2,701 and $21,874, respectively.